Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Country	Dec. 31, 2012	Dec. 31, 2011
Current [Abstract]
Federal	$ (0.8)	$ 17.5	$ 24.2
State	3.4	9.6	2.8
Non-United States	167.9	155.3	176.5
Total current	170.5	182.4	203.5
Deferred [Abstract]
Federal	21.0	(20.4)	(2.3)
State	0.9	0.5	3.3
Non-United States	(4.9)	8.3	23.8
Total deferred	17.0	(11.6)	24.8
Total provision	187.5	170.8	228.3
U.S. Federal statutory rate (in hundredths)	35.00%
Income tax benefit related to the CICE payroll tax credit	5.9
Income Tax Reconciliation [Abstract]
Income tax based on statutory rate	166.4	128.9	168.0
Increase (decrease) resulting from [Abstract]
Non-United States tax rate difference	27.7	40.8	40.6
Repatriation of non-United States earnings	(20.5)	(16.9)	11.1
State income taxes, net of Federal benefit	3.2	6.7	5.2
Change in valuation reserve	(0.5)	4.7	(3.3)
Other, net	11.2	6.6	6.7
Total provision	187.5	170.8	228.3
Future Income Tax Benefits / (Expense) [Abstract]
Total future tax benefits	115.7	122.7
Current tax asset	66.2	60.6
Current tax liability	(4.4)	(3.9)
Noncurrent tax asset	68.2	84.4
Noncurrent tax liability	(14.3)	(18.4)
Expirations of Net Operating Loss Carryforwards [Abstract]
Valuation allowance, net operating losses	113.4
Pretax income of non-U.S operations	298.1	234.6	395.5
Unrecognized Tax Benefits [Abstract]
Tax benefits relating to unrecognized tax benefits	1.9	2.5
Amount of unrecognized tax benefit that would affect the effective tax rate, if recognized	30.4	26.0
Interest and penalties related to unrecognized tax benefits	6.3	0.1	0.6
Unrecognized tax benefits [Roll forward]
Gross unrecognized tax benefits, beginning of year	26.4	25.0	25.0
Increases in prior year tax positions	2.1	5.8	0.9
Decreases in prior year tax positions	(5.6)	(0.8)	(1.5)
Increases for current year tax positions	3.4	3.1	2.5
Expiration of statute of limitations and audit settlements	(2.4)	(6.7)	(1.9)
Gross unrecognized tax benefits, end of year	23.9	26.4	25.0
Potential interest and penalties	8.4	2.1	2.0
Balance, end of year	32.3	28.5	27.0
Number of countries and territories in which the Company operates	80
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Deferred Tax Liability Not Recognized [Line Items]
Unremitted earnings of non-U.S subsidiaries	737.6
Deferred Tax Liability [Abstract]
Unremitted earnings of non U.S. subsidiaries that may be remitted	264.3
Deferred tax liability, undistributed foreign earnings	16.7	15.7
U.S. Federal and Non-U.S. [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
2014	5.8
2015	14.7
2016	9.9
2017	8.9
2018	9.1
Thereafter	113.1
No expirations	337.4
Total net operating loss carryforwards	498.9
U.S. State [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
2014	7.7
2015	4.0
2016	3.1
2017	7.7
2018	0
Thereafter	336.3
No expirations	0
Total net operating loss carryforwards	358.8
Current [Member]
Future Income Tax Benefits / (Expense) [Abstract]
Accrued payroll taxes and insurance	17.9	11.8
Employee compensation payable	26.5	20.3
Pension and postretirement benefits	(4.7)	(3.0)
Other	29.3	32.5
Valuation allowance	(15.7)	(4.9)
Total current future income tax benefits (expense)	53.3	56.7
Noncurrent [Member]
Future Income Tax Benefits / (Expense) [Abstract]
Accrued payroll taxes and insurance	19.7	19.9
Pension and postretirement benefits	54.9	58.7
Intangible assets	(122.1)	(118.1)
Net operating losses	151.0	149.0
Other	70.3	82.7
Valuation allowance	(111.4)	(126.2)
Total noncurrent future income tax benefits (expense)	$ 62.4	$ 66.0